Leases - Summary of Lessee operating lease liability maturity (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Leases [Abstract]
Less than 1 year	¥ 41,270
1 to 2 years	31,087
2 to 3 years	25,262
3 to 4 years	23,081
4 to 5 years	20,670
More than 5 years	74,546
Total undiscounted lease payments	215,916
Less: Impact of discounting	(23,756)
Lease liabilities as reported in the consolidated balance sheets	¥ 192,160